Leases - Sale and Leaseback transactions (Details) - EUR (€) € in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2019
Leases
Disposal of property			€ 957
Real estate transfer tax expenses			1,200	€ 0	€ 0
Proceeds from sale of land and building			21,300		65
Loans repaid using the consideration from sale of land and building			12,072	€ 2,851	€ 8,749
Cash deposits provided as security for bank loans			1,500
Grants refunded related to disposed property, plant and equipment			€ 358
Rostock headquarters building
Leases
Disposal of property		€ 22,829
Proceeds from sale of land and building	€ 24,000
Lease term	12 years		12 years
Loans repaid using the consideration from sale of land and building			€ 10,776
Additional interest paid using the consideration from sale of land and building			1,159
Rental deposits made using the consideration from sale of land and building			3,000
Cash deposits provided as security for bank loans						€ 1,500
Gain on disposal of fixed assets			532
Decrease in property, plant and equipment			22,829
Increase in right-of-use assets			13,456
Increases in lease liabilities			€ 14,091